Summary of Significant Accounting Policies (Tables)	6 Months Ended
Apr. 30, 2023
Accounting Policies [Abstract]
Schedule of Exchange Rate	Exchange rate used for the translation as follows:
	Period End	Average
April 30, 2023	6.9120	6.9270
October 31, 2022	7.3003	6.6105
April 30, 2022	6.6085	6.3894

Schedule of Property and Equipment	Property and equipment are stated at historical cost net of accumulated depreciation. Repairs and maintenance are expensed as incurred. Property and equipment are depreciated on a straight-line basis over the following periods:
Equipment	5 years
Furniture and fixtures	5 years
Motor vehicles	10 years